RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 4. RELATED PARTY TRANSACTIONS

 We share the same Chief Executive Officer and controlling shareholder as the Service Provider. We  pay the Service Provider $1,307 per month for access to and use of office space at a location leased by the Service Provider from a third party, legal services, management and accounting related services including, without limitation, preparing periodic and other reports required to be filed under the Securities Exchange Act of 1934, preparing financial reports, bookkeeping, managing their websites, handling previous employee matters, and related governmental filings, handling advertising matters, and processing payables. (collectively, the "Services").

In February 2015, the majority shareholder loaned the company $110,000 to fund the operations of the company for the next 12 months. The outstanding principal of this loan and all interest accrued thereon shall be due and payable in full in one lump sum payment upon the earlier of: (a) February 24, 2016; and (b) a Change of Control.